Short-Term Borrowings And Borrowing Arrangements (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 5-Year Agreement [Member] years	Dec. 31, 2011 5-Year Agreement [Member]	Dec. 31, 2011 5-Year Agreement [Member] Minimum [Member]	Dec. 31, 2011 5-Year Agreement [Member] Maximum [Member]	Jun. 30, 2011 3-Year Agreement [Member] years	Jun. 30, 2011 364-Day [Member] days
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 0
Initiation date			June 30, 2011
Expiration date			June 30, 2016				November 20, 2012	November 16, 2011
Terms of senior unsecured revolving credit agreement			5				3	364
Aggregate principal borrowings available	3,000,000,000		3,000,000,000
Terminated revolving credit agreement							$ 2,400,000,000	$ 600,000,000
Marginal interest rate spread					0.75%	1.75%
Ratio of debt to consolidated EBITDA, maximum, numerator				3.0
Ratio of consolidated EBITDA to consolidated interest expense, minimum, numerator				4.0
Ratio of debt to consolidated EBITDA, numerator	1.9
Ratio of consolidated EBITDA to consolidated interest expense, numerator	6.4